Consolidated shareholders’ equity - Summary of Stock Option Plans Awarded and Measurement of Stock Option Plans (Details) € / shares in Units, € in Millions	Apr. 30, 2019 EUR (€) shares € / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Total number of options granted (in shares) | shares	220,000
Exercise price (in euros per share)	€ 76.71
Vesting period	4 years
Fair value of the plan | €	€ 2
Fair value per option granted (in euros per share)	€ 7.80
Dividend yield	4.31%
Volatility of Sanofi shares, computed on a historical basis	22.48%
Risk-free interest rate	0.15%
Plan maturity	8 years